Equity incentive Plan (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 08, 2016	Oct. 01, 2015 $ / shares shares	Jul. 02, 2015 shares	May. 31, 2012 shares	Jun. 24, 2011	Feb. 16, 2011 Director $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 10, 2014 shares	Jan. 10, 2013 shares	Jan. 10, 2012 shares	Jan. 12, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance (in shares)													8,750,000
Common stock shares reserved for issuance - reverse stock split adjusted (in shares)			856,667	583,334
Vesting period		3 years				3 years
Initial vesting date		October 1, 2015				January 10, 2012
Equity incentive related expense | $							$ 178	$ 0	$ 15
The unrecognized cost for the non-vested shares | $							$ 521,000	$ 0
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, reverse split ratio	5
Stock split ratio	One for Five
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							2 years
Equity incentive plan shares vested and expected to vest (in shares)							12,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, reverse split ratio					0.0666667
Equity incentive plan shares vested and expected to vest (in shares)							25,000			219	222	223
Equity Incentive Plan [Member] | Executive Director [Member] | Equity incentive plan shares vested 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan shares vested and expected to vest (in shares)							12,000
Equity Incentive Plan [Member] | Executive Director [Member] | Equity incentive plan shares vested 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan shares vested and expected to vest (in shares)							12,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan, shares granted (in shares)		189,000				666
Number of executive directors shares granted | Director						2
Fair value of equity incentive plan per share (in dollars per share) | $ / shares		$ 3.70				$ 66.40
Equity Incentive Plan [Member] | Restricted Stock [Member] | Executive Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan, shares granted (in shares)		36,000				533
Equity Incentive Plan [Member] | Restricted Stock [Member] | Other Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan, shares granted (in shares)		153,000				133
Equity Incentive Plan [Member] | Restricted Stock [Member] | Other Employee [Member] | Equity incentive plan shares vested 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan shares vested and expected to vest (in shares)							33,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Other Employee [Member] | Equity incentive plan shares vested 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan shares vested and expected to vest (in shares)							44,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Other Employee [Member] | Equity incentive plan shares vested 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity incentive plan shares vested and expected to vest (in shares)							51,000